Fair value measurement and financial instruments (Tables)	9 Months Ended
Sep. 30, 2021
Fair Value Disclosures [Abstract]
Schedule of Financial Liabilities Measured on Recurring Basis	The following table summarizes Sonder’s Level 3 financial liabilities measured at fair value on a recurring basis (in thousands):

	Level 3
	September 30, 2021	December 31, 2020
Financial liabilities:
Other non-current liabilities:
Preferred stock warrant liabilities	$2,535	$1,140
Share-settled redemption feature	37,328	—
Total financial liabilities measured and recorded at fair value	$39,863	$1,140
The following table summarizes Sonder’s Level 3 financial liabilities measured at fair value on a recurring basis (in thousands):

	Level 3
	December 31,
	2020	2019
Financial liabilities:
Other non-current liabilities:
Preferred stock warrant liabilities	$1,140	$822
Total financial liabilities measured and recorded at fair value	$1,140	$822

Schedule of Financial Liabilities Measured at Fair Value
The following table presents changes in Level 3 liabilities measured at fair value for the nine months ended September 30, 2021 and the year ended December 31, 2020 (in thousands):

	Level 3
	September 30, 2021	December 31, 2020
Beginning balance	$1,140	$822
Additions for new instruments issued	45,156	292
Increase in fair value of preferred stock warrants	1,395	26
Decrease in fair value of share-settled redemption feature	(7,828)	—
Total financial liabilities measured and recorded at fair value	$39,863	$1,140
The following table presents additional information about Sonder’s financial liabilities that are measured at fair value for which it has utilized Level 3 inputs to determine fair value (in thousands):

	Level 3
	December 31,
	2020	2019
Beginning balance	$822	$—
Additions for new instruments issued	292	544
Increase in fair value of preferred stock warrants	26	278
Total financial liabilities measured and recorded at fair value	$1,140	$822